Operating Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Leases
Operating Leases
The Company entered into operating lease agreements for offices in Chicago, Illinois, San Francisco, California, and Seattle, Washington. The operating leases require escalating monthly rental payments ranging from $17,000 to $280,000. Under the terms of the lease agreements, the Company is also responsible for its proportionate share of taxes and operating costs, which are treated as variable lease costs. The Chicago lease expires in January 2028 and the Seattle lease expired in July 2020. The San Francisco lease expired in June 2019. The Company’s operating leases typically contain options to extend or terminate the term of the lease. The Company currently does not include any options to extend leases in its lease terms as it is not reasonably certain to exercise them. As such, it has recorded lease obligations only through the initial optional termination dates above.
On January 21, 2020, the Company entered into a new lease agreement for an office in Seattle, Washington with an expected total future commitment of $7.9 million, expected lease commencement date in August 2020 and is expected to expire in November 2030. For accounting purposes under ASC 842, the lease commenced on January 23, 2020, resulting in the recording of a $5.4 million right-of-use operating lease asset and operating lease liability.
The following table provides a summary of operating lease assets and liabilities as of June 30, 2020 (in thousands):

Assets
Operating lease right-of-use assets	$10,443
Liabilities
Operating lease liabilities	1,941
Operating lease liabilities, non-current	22,889
Total operating lease liabilities	$24,830
The following table provides information about leases on the condensed consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Operating lease expense	$733	$592	$1,407	$1,202
Variable lease expense	806	858	1,582	1,681
Sublease income	102	131	203	280
Within the condensed consolidated statements of operations and comprehensive loss, operating and variable lease expense are recorded in General and administrative expenses and sublease income is recorded in Other income. Cash payments related to operating leases for the six months ended June 30, 2020 and June 30, 2019 were $3.2 million and $2.7 million, respectively. As of June 30, 2020, the weighted-average remaining lease term is 8.2 years and the weighted-average discount rate is 5.7%.
Remaining maturities of operating lease liabilities as of June 30, 2020 are as follows (in thousands):

Years ending December 31,
2020	$1,536
2021	3,840
2022	3,930
2023	4,021
2024	4,117
Thereafter	16,353
Total future minimum lease payments	$33,797
Less: imputed interest	(6,971)
Less: lease incentives(1)	(1,996)
Total operating lease liabilities	$24,830
_________________
(1)
Includes lease incentives that will be realized in 2020.

Operating Leases
The Company entered into operating lease agreements for offices in Chicago, Illinois, San Francisco, California, and Seattle, Washington. The operating leases require escalating monthly rental payments ranging from $17,000 to $280,000. Under the terms of the lease agreements, the Company is also responsible for its proportionate share of taxes and operating costs, which are treated as variable lease costs. The Chicago and Seattle leases expire in January 2028 and July 2020, respectively. The San Francisco lease expired in June 2019. The Company’s operating leases typically contain options to extend or terminate the term of the lease. The Company currently does not include any options to extend leases in its lease terms as it is not reasonably certain to exercise them. As such, it has recorded lease obligations only through the initial optional termination dates above.
On January 21, 2020, the Company entered into a new lease agreement for an office in Seattle, Washington with an expected total future commitment of $10.0 million, expected lease commencement date in August 2020 and is expected to expire in December 2030.
The following table provides a summary of operating lease assets and liabilities as of December 31, 2019 (in thousands):

Assets
Operating lease right-of-use assets	$5,618
Liabilities
Operating lease liabilities	2,331
Operating lease liabilities, non-current	18,196
Total operating lease liabilities	$20,527

Operating lease expense for the year ended December 31, 2019 was $2.3 million. Variable lease costs for the year ended December 31, 2019 was $2.8 million. Rent expense recorded under ASC 840 for the year ended December 31, 2018 and 2017 was $4.7 million and $2.2 million, respectively. Cash payments related to operating leases for the year ended December 31, 2019 were $5.6 million. The Company recognized $0.5 million and $0.4 million of sublease rental income in other income on the consolidated statement of operations in 2019 and 2018, respectively. There was no sublease rental income recognized in 2017.
As of December 31, 2019, the weighted-average remaining lease term is 7.9 years and the weighted-average discount rate is 6.0%.
Remaining maturities of operating lease liabilities as of December 31, 2019 are as follows (in thousands):

Years ending December 31,
2020	$3,474
2021	2,969
2022	3,033
2023	3,097
2024	3,165
Thereafter	10,108
Total future minimum lease payments	$25,846
Less: imputed interest	$(5,319)
Total operating lease liabilities	$20,527

Future minimum lease payments under ASC 840 for non-cancellable operating leases as of December 31, 2018 was as follows (in thousands):

Years ending December 31,
2019	$2,889
2020	3,474
2021	2,969
2022	3,033
2023	3,097
Thereafter	13,424
Total future minimum lease payments	$28,886